RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Related Party Balances And Transactions
Salaries and Benefits	$ 295	$ 246
Stock-based compensation	189	183
Total	$ 484	$ 429